ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual 1) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Accumulated Deficit	$ 21,349,904		$ 21,349,904		$ 15,434,595	$ 11,231,967
Line of Credit Facility, Remaining Borrowing Capacity	1,700,000		1,700,000
Line of Credit Facility, Cash Available for use	1,700,000		1,700,000		1,600,000
Cash and Cash Equivalents	198,133		198,133		55,901
Proceeds from debt					1,505,000
Revenues	1,019,520	$ 183,473	1,244,983	$ 380,325	735,717	1,030,113
Upfront license fees	0	$ 5,000	1,000	$ 5,000	5,000	375,000
Product sales					730,717	655,113
Accounts receivable					83,097
Finite-Lived Intangible Assets, Amortization Expense, after Year Five	$ 2,666,000		$ 2,666,000
Revenue Recognition, Sales Returns, Reserve for Sales Returns					5,000	24,000
Partner 2
Revenues					$ 84,500	$ 0
Concentration Risk, Percentage					11.00%	0.00%
Ovation Pharma [Member]
Revenues					$ 0	$ 100,000
Partner 1
Revenues					$ 102,300	$ 0
Concentration Risk, Percentage					14.00%	0.00%
Tramorgan [Member]
Revenues					$ 0	$ 0
Retailer 1
Revenues					$ 131,900	$ 171,600
Concentration Risk, Percentage					18.00%	16.00%
Partner 3
Revenues					$ 0	$ 175,000
Concentration Risk, Percentage					0.00%	17.00%
Partner 4
Revenues					$ 50,000	$ 245,380
Concentration Risk, Percentage					0.00%	23.00%
Accounts Receivable [Member] | Partner 2
Concentration Risk, Percentage					0.00%
Accounts Receivable [Member] | Partner 1
Concentration Risk, Percentage					54.00%
Accounts Receivable [Member] | Retailer 1
Concentration Risk, Percentage					19.00%	11.00%
Accounts Receivable [Member] | Partner 3
Concentration Risk, Percentage						44.00%
Accounts Receivable [Member] | Partner 4
Concentration Risk, Percentage						27.00%